Post-retirement benefits - Summary of total amount recognised in other comprehensive income before tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [Abstract]
Actuarial (losses)/gains	$ (407)	$ 3,410		$ 655
Impact of buy-in	(216)	0		0
Return on assets, net of interest on assets	222	(2,831)		371
Losses on application of asset ceiling	(60)	(1)		0
Re-measurement (losses)/gains on pension and post-retirement healthcare plans	$ (461)	$ 578	[1]	$ 1,026	[1]

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.